Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Change in fair value of derivatives, deferred tax expense (benefit)	$ 3,486,000	$ 1,456,000
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)		3,926,000
Reclassification from other comprehensive income into earnings, deferred tax benefit	$ 186,000	$ 41,000